Exploration and Evaluation Expenses and Cost Recoveries	12 Months Ended
Mar. 31, 2021
Intangible assets other than goodwill [abstract]
Exploration and Evaluation Expenses and Cost Recoveries

Below is a summary of the Company’s major exploration projects on the basis of where the Company is currently incurring the majority of its exploration work.

(a)	IKE District

The IKE District is located in south-central BC and is comprised of the IKE, Granite, Galore and Juno Properties. In July 2017, the Company announced that it had entered into a Mineral Property Farm-In Agreement (the “IKE Agreement”) with Hudbay Minerals Inc. (“Hudbay”) pursuant to which Hudbay would acquire, through a staged investment process, up to a 60% ownership interest in the IKE District.

The Company initially recorded the amounts of contributions received or receivable from Hudbay pursuant to the IKE Agreement as a liability (advanced contributions received) in the Consolidated Statements of Financial Position, and subsequently recognized amounts as cost recoveries in the Consolidated Statements of Loss as the Company incurred the related expenditures.

In January 2019, the Company announced that Hudbay had relinquished its option to earn an interest in the IKE District. As a result of the termination, the Company currently maintains a 100% interest in the IKE District.

The IKE Property claims carry a Net Smelter Return (“NSR”) royalty obligation of 1%, subject to a $2 million cap and with the Company able to purchase the royalty at any time by payment of the same amount. These claims carry an additional NSR royalty of 2%, subject to the Company retaining the right to purchase up to the entire royalty amount by the payment of up to $4 million. The Company has also agreed to make annual advance royalty payments of $50,000 to the holders of the 2% NSR royalty interest and, upon completion of a positive feasibility study, to issue to these same parties 500,000 common shares.

The Granite Property claims are subject to a 2% NSR royalty which can be purchased for $2 million. In addition there is an underlying 2.5% NSR royalty on certain mineral claims within the Granite Property, which can be purchased at any time for $1.5 million less any amount of royalty already paid.

The entire project is subject to a 1% NSR royalty from mine production capped at a total of $5 million.

(b)	JOY District

The JOY District, located in north-central BC, comprises the JOY and PINE Properties, and also the “Staked Claims” acquired directly by the Company. In November 2016, the Company entered into a purchase agreement with a private company wholly-owned by one of its directors to purchase 100% of the JOY Property for the reimbursement of the vendor’s direct acquisition costs of $335,299. The property is subject to an underlying NSR royalty held by a former owner which is capped at $3.5 million.

In August 2017, the Company announced that it had entered into a Mineral Property Farm-In Agreement (the “JOY Agreement”) with Hudbay pursuant to which Hudbay may acquire, through a staged investment process, up to 60% ownership in the JOY Property. This was later amended to include the PINE Property and Staked Claims, collectively the JOY District.

The Company initially recorded the amounts of contributions received or receivable from Hudbay pursuant to the JOY Agreement as a liability (advanced contributions received) in the Consolidated Statements of Financial Position, and subsequently reallocated amounts to cost recoveries in the Consolidated Statements of Loss as the Company incurs related expenditures.

In January 2019, the Company announced that Hudbay had relinquished its option to earn an interest in the JOY District. As a result of the termination, the Company currently maintains a 100% interest in the JOY District.

In addition, the Company concluded agreements with each of Gold Fields Toodoggone Exploration Corporation (“GFTEC”) and Cascadero Copper Corporation (“Cascadero”) in mid-2017 pursuant to which the Company can purchase 100% of the PINE Property.

In October 2018, Amarc acquired a 100% interest in Cascadero’s 49% interest in the PINE Property by completing total cash payments of $1,000,000 and issuing 5,277,778 common shares.

In November 2019 Amarc entered into a purchase agreement with two prospectors to acquire 100% of a single mineral claim, called the Paula property, located internal to the wider JOY District tenure. The claim is subject to a 1% NSR royalty payable from commercial production that is capped at $0.5 million.

In December 2019, the Company amended the GFTEC Agreement to purchase GFTEC’s 51% interest in the PINE property. Under the terms of the amendment Amarc will purchase outright GFTEC’s 51% interest in the 323 km2 Property by issuing to GFTEC 5,000,000 common shares of the Company (issued). As such Amarc now holds a 100% interest in the PINE mineral claims.

The PINE Property is subject to a 3% underlying NSR royalty payable to a former owner. The Company has reached an agreement with the former owner to cap the 3% NSR royalty at $5 million payable from production for consideration totaling $100,000 and 300,000 common shares payable in stages through to January 31, 2019 (completed).

GFTEC will retain a 2.5% net profits interest (“NPI”) royalty on mineral claims comprising approximately 96% of the PINE Property, which are subject to a NSR royalty payable to a former owner (“Underlying NSR”) and a 1% NSR royalty on the balance of the claims that are not subject to the Underlying NSR royalty. The NPI royalty can be reduced to 1.25% at any time through the payment to GFTEC of $2.5 million in cash or shares. The NSR royalty can be reduced to 0.5% through the payment to GFTEC of $2.5 million in cash or shares.

Refer to Note 15 for the JOY District Agreement with Freeport entered into subsequent to March 31, 2021.

(c)	DUKE District

The DUKE District is located in central BC. In November 2016, the Company entered into a purchase agreement with a private company wholly-owned by one of its directors to purchase a 100% interest in the DUKE District for the reimbursement of the vendor’s direct acquisition costs of $168,996.

(d)	Operated Properties

During the current year, Amarc operated programs on two exploration properties owned by a related party, Jake and Mack (the “Operated Properties”), for the claim optionee on a cost recovery basis (note 11(c)).

During the current year, Amarc received a non-refundable payment of US$200,000 (CDN$260,115) pursuant to an option agreement whereby an arms-length third party optionee has the right to earn a 51% interest in the Windfall Project, being 25 mineral claims in the IKE district (note 7(a)), by spending US$4.2 million on exploration by October 21, 2022. Thereafter, the optionee can joint venture the project with Amarc or increase its interest to 80% by making additional expenditures after which the joint venture would be formed or the residual 20% sold to the optionee for a price to be negotiated. On May 25, 2021, this option agreement was terminated by mutual consent of both Amarc and the optionee.

Included in cost recoveries are BCMETC refunds totaling $820,075 received in the year ended March 31, 2021 ($Nil – March 31, 2020; $Nil – March 31, 2019).

(e)	Divestment of the Newton Property

On December 16, 2020 (the “Closing Date”), the Company closed the sale of its Newton property (“Newton”) located in south-central British Columbia (“BC”) to Isaac Mining Corp.(“IMC”), an arms- length private company and a wholly-owned subsidiary of Carlyle Commodities Corp. (“Carlyle”) (CSE:CCC, FSE:1OZ, OTC:DLRYF). Amarc has received consideration comprising total cash of$300,000 from IMC and 5.5 million equity units (common share plus warrant) in Carlyle. The 5.5 million warrants are exercisable at $0.50 per warrant with an expiry date on December 8, 2025. The fair value of the 5.5 million shares of Carlyle on the Closing Date was recorded at $907,500 measured at $0.165, the closing quote of Carlyle’s common shares on December 16, 2020. The fair value of the 5.5 million warrants of Carlyle on the Closing Date is recorded was $727,000 using the Black-Scholes option pricing model. The fair value was calculated based on the following weighted average assumptions: Risk free-interest rate – 0.38%; Dividend yield – 0.00%; Expected volatility – 139.0%; Expected life – 4.98 years. The fair value of the aggregate consideration totalled $1,934,500 and is recorded as proceeds from sale of mineral property in the Statement of Income for the year ended March 31, 2021.